                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Ariel Capital Management, Inc.
            ------------------------------------------
Address:    200 East Randolph Dr.
            ------------------------------------------
            Suite 2900
            ------------------------------------------
            Chicago, IL 60601
            ------------------------------------------


 Form 13F File Number: 28-04003
                       -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cheryl Cargie
          --------------------------------------------
Title:    Vice President/Head Trader
          --------------------------------------------
Phone:    312-726-0140
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Cheryl Cargie                 Chicago, IL                    5/8/01
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                              -----------------------

Form 13F Information Table Entry Total:           97
                                              -----------------------

Form 13F Information Table Value Total:      $5,146,225,000
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name


         -----         -------------------      ------------------------

          [Repeat as necessary.]

                                TITLE                  VALUE       SHARES/ SH/ PUT/ INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS   CUSIP       (x$1000)     PRN AMT PRN CALL DSCRETN  MANAGERS    SOLE   SHARED   NONE
--------------                 --------   -----       --------     ------- --- ---- -------  --------    ----   ------   ----
AMERICAN GREETINGS CORP CLASS    COM      26375105      83613      7887995 SH       SOLE                7495695   0     392300
ANIXTER INTL INC COM             COM      35290105      13797       572500 SH       SOLE                 505600   0      66900
APOGENT TECHNOLOGIES             COM      03760A101     45507      2248375 SH       SOLE                1892785   0     355590
APOGENT TECHNOLOGIES             COM      03760A101       237        11715 SH       OTHER                  1765   0       9950
AVERY DENNISON CORP COM          COM      53611109      44541       856235 SH       SOLE                 718915   0     137320
AVERY DENNISON CORP COM          COM      53611109        233         4470 SH       OTHER                   595   0       3875
BAUSCH & LOMB INC                COM      71707103     151057      3308295 SH       SOLE                3027690   0     280605
BAUSCH & LOMB INC                COM      71707103        237         5185 SH       OTHER                   760   0       4425
BLOCK H & R INC COM              COM      93671105      43524       869430 SH       SOLE                 732715   0     136715
BLOCK H & R INC COM              COM      93671105        245         4900 SH       OTHER                   725   0       4175
BOB EVANS FARMS                  COM      96761101     140017      7888260 SH       SOLE                7383960   0     504300
BOB EVANS FARMS                  COM      96761101         87         4915 SH       OTHER                   715   0       4200
BRADY CORP                       COM      104674106    157284      4667184 SH       SOLE                4435709   0     231475
CARNIVAL CRUISE LINE INC CL A    COM      143658102     40155      1451200 SH       SOLE                1204200   0     247000
CARNIVAL CRUISE LINE INC CL A    COM      143658102       234         8455 SH       OTHER                  1305   0       7150
CENDANT CORP COM                 COM      151313103     43850      3005515 SH       SOLE                2488425   0     517090
CENDANT CORP COM                 COM      151313103       274        18755 SH       OTHER                  2780   0      15975
CENTURYTEL, INC                  COM      156700106     55714      1937865 SH       SOLE                1631355   0     306510
CENTURYTEL, INC                  COM      156700106       289        10060 SH       OTHER                  1435   0       8625
CLOROX CO                        COM      189054109     34711      1103680 SH       SOLE                 928825   0     174855
CLOROX CO                        COM      189054109       188         5990 SH       OTHER                   840   0       5150
DEPARTMENT 56 INC COM            COM      249509100     25908      2911045 SH       SOLE                2827645   0      83400
DIAL CORP NEW COM                COM      25247D101    108586      8686875 SH       SOLE                8258400   0     428475
DUN & BRADSTREET CORP DEL NECO   COM      2.65E+104     36076      1531250 SH       SOLE                1287267   0     243983
DUN & BRADSTREET CORP DEL NECO   COM      2.65E+104       196         8317 SH       OTHER                  1267   0       7050
ENERGIZER HLDGS INC COM          COM      29266R108     90950      3638000 SH       SOLE                3348560   0     289440
ENERGIZER HLDGS INC COM          COM      29266R108       127         5070 SH       OTHER                   845   0       4225
EQUIFAX INC                      COM      294429105     59494      1903795 SH       SOLE                1602615   0     301180
EQUIFAX INC                      COM      294429105       313        10000 SH       OTHER                  1650   0       8350
FORTUNE BRANDS INC COM           COM      349631101     24768       719995 SH       SOLE                 606415   0     113580
FORTUNE BRANDS INC COM           COM      349631101       139         4050 SH       OTHER                   925   0       3125
FRANKLIN RES INC COM             COM      354613101     35819       915865 SH       SOLE                 769015   0     146850
FRANKLIN RES INC COM             COM      354613101       206         5275 SH       OTHER                   800   0       4475
GENERAL BINDING CORP             COM      369154109     28087      3304351 SH       SOLE                3129151   0     175200
GRACO INC COM                    COM      384109104    127187      4542400 SH       SOLE                4318412   0     223988
GREY GLOBAL GRP                  COM      39787M108    149479       230678 SH       SOLE                 219618   0      11060
HARTE-HANKS COMM, INC.           COM      416196103     38949      1721875 SH       SOLE                1446550   0     275325

HARTE-HANKS COMM, INC.           COM      416196103       202         8920 SH       OTHER                  1120   0       7800
HASBRO BRADLEY INC               COM      418056107    238816     18512904 SH       SOLE               17043964   0    1468940
HASBRO BRADLEY INC               COM      418056107       335        25945 SH       OTHER                  3870   0      22075
HCC INS HLDGS INC COM            COM      404132102    151198      5716375 SH       SOLE                5438925   0     277450
HORACE MANN EDUCATORS CP NEWCO   COM      440327104    125033      7064015 SH       SOLE                6715715   0     348300
HOUGHTON MIFFLIN CO              COM      441560109     54145      1176805 SH       SOLE                 988960   0     187845
HOUGHTON MIFFLIN CO              COM      441560109       294         6400 SH       OTHER                  1050   0       5350
IDEX CORP COM                    COM      45167R104    110512      3813380 SH       SOLE                3623755   0     189625
INTERFACE , INC. CL A            COM      458665106     59530      8658885 SH       SOLE                8240085   0     418800
INTERNATIONAL GAME TECH COM      COM      459902102    130412      2590100 SH       SOLE                2373075   0     217025
INTERNATIONAL GAME TECH COM      COM      459902102       208         4140 SH       OTHER                   765   0       3375
INVACARE CORP COM                COM      461203101    121047      3062920 SH       SOLE                2916070   0     146850
LEE ENTERPRISES INC COM          COM      523768109    240028      7882695 SH       SOLE                7262815   0     619880
LEE ENTERPRISES INC COM          COM      523768109       278         9120 SH       OTHER                  1570   0       7550
LEGGETT & PLATT INC              COM      524660107    161721      8409820 SH       SOLE                7718385   0     691435
LEGGETT & PLATT INC              COM      524660107       260        13495 SH       OTHER                  2070   0      11425
LIBBEY INC COM                   COM      529898108     94337      3159325 SH       SOLE                2991500   0     167825
LITTELFUSE INC COM               COM      537008104     81481      3243005 SH       SOLE                3071705   0     171300
LONGS DRUG STORES INC            COM      543162101    131564      4450750 SH       SOLE                4128750   0     322000
MARKEL CORP COM                  COM      570535104     30211       161555 SH       SOLE                 151205   0      10350
MATTHEWS INTL CORP CL A          COM      577128101     43316      1323895 SH       SOLE                1256170   0      67725
MBIA INC                         COM      55262C100    237866      2948260 SH       SOLE                2691475   0     256785
MBIA INC                         COM      55262C100       430         5335 SH       OTHER                   895   0       4440
MBNA CORP COM                    COM      55262L100     44242      1336622 SH       SOLE                1117457   0     219165
MBNA CORP COM                    COM      55262L100       237         7170 SH       OTHER                   945   0       6225
MCCLATCHY CO CL A                COM      579489105     39362       974305 SH       SOLE                 820600   0     153705
MCCLATCHY CO CL A                COM      579489105       223         5510 SH       OTHER                   760   0       4750
MCCORMICK & CO INC NON VOTING    COM      579780206    253733      6042700 SH       SOLE                5568705   0     473995
MCCORMICK & CO INC NON VOTING    COM      579780206       342         8155 SH       OTHER                  1430   0       6725
MILLER HERMAN INC                COM      600544100    151743      6561875 SH       SOLE                5987285   0     574590
MILLER HERMAN INC                COM      600544100       260        11225 SH       OTHER                  1775   0       9450
NEIMAN MARCUS GROUPS INC CL A    COM      640204202     38503      1181085 SH       SOLE                1123360   0      57725
NEWELL RUBBERMAID INC.           COM      651229106     19227       725560 SH       SOLE                 601115   0     124445
NEWELL RUBBERMAID INC.           COM      651229106       109         4125 SH       OTHER                   650   0       3475
ONEIDA LTD COM                   COM      682505102     21758      1364140 SH       SOLE                1297590   0      66550
PEPSIAMERICAS                    COM      71343P200     20938      1342160 SH       SOLE                1107060   0     235100
PEPSIAMERICAS                    COM      71343P200        98         6295 SH       OTHER                  1220   0       5075
PITNEY BOWES INC                 COM      724479100     41710      1200285 SH       SOLE                1002635   0     197650
PITNEY BOWES INC                 COM      724479100       220         6325 SH       OTHER                  1050   0       5275
ROUSE CO.                        COM      779273101    218464      8447941 SH       SOLE                7754305   0     693636
ROUSE CO.                        COM      779273101       318        12310 SH       OTHER                  2135   0      10175
RPM INC OHIO                     COM      749685103     93873      9203255 SH       SOLE                8743630   0     459625

SERVICEMASTER CO COM             COM      81760N109    181049     16121938 SH       SOLE               15021073   0    1100865
SERVICEMASTER CO COM             COM      81760N109       199        17710 SH       OTHER                  2660   0      15050
SMUCKER J M CO COM               COM      832696306     63552      2425640 SH       SOLE                2299415   0     126225
SUNGARD DATA SYS INC COM         COM      867363103     36333       738035 SH       SOLE                 621605   0     116430
SUNGARD DATA SYS INC COM         COM      867363103       209         4245 SH       OTHER                   670   0       3575
SYBRON DENTAL SPECIALTIES INCO   COM      871142105    105126      5005979 SH       SOLE                4661034   0     344945
SYBRON DENTAL SPECIALTIES INCO   COM      871142105        93         4446 SH       OTHER                   588   0       3858
T ROWE PRICE GROUP INC           COM      74144T108     14312       457060 SH       SOLE                 388795   0      68265
T ROWE PRICE GROUP INC           COM      74144T108        76         2440 SH       OTHER                   365   0       2075
TOYS R US INC COM                COM      892335100     22551       898430 SH       SOLE                 741290   0     157140
TOYS R US INC COM                COM      892335100       127         5050 SH       OTHER                   850   0       4200
TRIBUNE CO COM                   COM      896047107     38309       940335 SH       SOLE                 790840   0     149495
TRIBUNE CO COM                   COM      896047107       202         4970 SH       OTHER                   770   0       4200
VALASSIS COMMUNICATIONS INC CO   COM      918866104     71573      2468050 SH       SOLE                2343275   0     124775
WASTE MGMT INC DEL COM           COM      94106L109     17653       714688 SH       SOLE                 526795   0     187893
WASTE MGMT INC DEL COM           COM      94106L109       162         6560 SH       OTHER                   860   0       5700
XL CAPITAL LTD CL A              COM      G98255105     53746       706532 SH       SOLE                 591742   0     114790
XL CAPITAL LTD CL A              COM      G98255105       291         3820 SH       OTHER                   620   0       3200